Short-Term Borrowings And Lines Of Credit (Tables)	12 Months Ended
Sep. 30, 2012
Short-Term Borrowings And Lines Of Credit [Abstract]
Schedule Of Short-Term Debt And Current Maturities Of Long-Term Debt

	2011	2012
Current maturities of long-term debt	$279	560
Commercial paper	588	936
Payable to banks	10	10
Total	$877	1,506

Weighted-average short-term borrowing interest rate at year end	0.1%	0.2%